Form N-1A Cover	Apr. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JAMES ALPHA FUNDS TRUST
Document Effective Date	Apr. 27, 2026
Entity Central Index Key	0001829774
Document Creation Date	Apr. 24, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 24, 2026
Prospectus Date	Apr. 27, 2026